Financial Instruments - Contractual undiscounted cash outflows (Detail) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	R$ 26,223,964	[1],[2]
Derivative instruments	1,385,786	[3]
Trade payables	4,643,344
Trade payables - reverse factoring	3,785
Leases payable	2,727,784
Financial liabilities of customers	78,140
Other payables	130,370
Financial liabilities and leases payable	35,193,173
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	5,563,733	[1],[2]
Derivative instruments	545,582	[3]
Trade payables	4,643,344
Trade payables - reverse factoring	3,785
Leases payable	483,696
Financial liabilities of customers	63,882
Other payables	127,228
Financial liabilities and leases payable	11,431,250
Between 1 and 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	11,266,427	[1],[2]
Derivative instruments	447,029	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	604,451
Financial liabilities of customers	14,258
Other payables	3,142
Financial liabilities and leases payable	12,335,307
Between 3 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	5,350,190	[1],[2]
Derivative instruments	151,734	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	393,278
Financial liabilities of customers	0
Other payables	0
Financial liabilities and leases payable	5,895,202
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	4,043,614	[1],[2]
Derivative instruments	241,441	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	1,246,359
Financial liabilities of customers	0
Other payables	0
Financial liabilities and leases payable	R$ 5,531,414

[1]	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
[2]	The interest on loans was estimated based on the US dollar, Euro at closing and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 ad BACEN as of December 31, 2025.
[3]	The derivative instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2025. In the table above, only the derivative instruments with negative results at the time of settlement were considered.